Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Trading Symbol	ally
Entity Registrant Name	Ally Financial Inc.
Entity Central Index Key	0000040729
Entity Filer Category	Non-accelerated Filer